Supplementary Financial Statement Information	6 Months Ended
Jun. 30, 2020
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 4 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Revenues by geographic area were as follows:

	Six months ended June 30,		Three months ended June 30,
	2020	2019	2020	2019
United states and Canada	$1,334	$1,080	$789	$553

Europe	98	120	$34	53

Total	$1,432	$1,200	$823	$606

b.

Revenue recognized in the reporting period that was included in the contract liability balance at the beginning of the period is $645 and $390 for the six and three months period ended June 30, 2020 and

$411 and $285 for the six and three months period ended June 30, 2019.

c.	Major customers

Set forth below is a breakdown of the Company's revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain period):

	Six months ended June 30,		Three months ended June 30,
	2020	2019	2020	2019
Customer A	$849	$558	$500	$282

Customer B	$-	$355	$-	$187

Customer C	$469	$147	$273	$74